Significant Accounting Policies - Schedule of Net Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Deferred tax assets: Net operating loss carryforwards	$ 5,733,118	$ 1,199,902
Deferred tax assets: Accruals		93,247
Deferred tax liabilities: Gain on bargain purchase		(156,624)
Valuation allowance	(5,733,118)	(1,136,525)
Net deferred tax assets